Schedule of Lease Expenses (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Leases
Operating lease cost	$ 374,625	$ 753,741	$ 1,506,546	$ 1,482,956
Total lease expense	$ 374,625	$ 753,741	$ 1,506,546	$ 1,482,956